SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment customer $ / shares	Dec. 31, 2024 USD ($)	Jun. 17, 2026	Apr. 06, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment				5		4
Cash, uninsured amount						$ 1,887,000	$ 1,319,000
Number of reportable segments | segment				5		4
Cash and cash equivalents						$ 0	0
Cash		$ 2,394,000		$ 2,394,000		2,737,000
Cash accounts exceeding FDIC amounts						1,887,000	1,319,000
Allowance for credit losses						1,148,642
Reduction in carrying value of inventories						$ 0	23,926
Debt instrument convertible conversion price | $ / shares						$ 1
Additional paid in capital	$ 600,000					$ 3,960,397
Change in fair value of convertible debt		$ 443,000,000	$ 511,000,000	$ 547,000	$ 830,000	$ (2,146,000)	1,708,000
Software Subscriptions - Contract term						12 months
Initial term leases						3 years
Renewal extending lease						true
Realized foreign currency exchange gain (loss)						$ 110,360	36,579
Investment write-off						45,000
Advertising Expense						86,000	955,000
contract with customer, future estimated returns, amount						$ 0	0
Percentage for determining the related party						10.00%
Labor provided installation services, term						1 year
Structural damage for installation services, term						10 years
Standard Product Warranty Accrual						$ 0	0
Reserves for uncertain tax positions						0	0
Developed Technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total capitalized costs						$ 91,217	91,292
Estimated useful life						3 years
Firmware embedded in hardware devices
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total capitalized costs						$ 0	94,811
Estimated useful life						3 years
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of customers | customer						1
ConnectM before business combination
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Commission and financing fee expenses						$ 1,853,300	$ 608,433
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Exchange
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of interest disposed		94.12%		94.12%				94.12%	1.00%
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease term						1 year
Additional renewal extending leases						1 year
Estimated useful life		3 years		3 years		3 years
Minimum | Internally Developed Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life						3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease term						3 years
Additional renewal extending leases						5 years
Estimated useful life		15 years		15 years		15 years
Maximum | Internally Developed Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life						5 years